Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMON STOCKS - 0.5%

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Jonah Energy Parent LLC*2
(Identified Cost $1,288,725)		85,915	$3,866,175

PREFERRED STOCKS - 0.4%

Information Technology - 0.4%
Software - 0.4%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026		71,086	475,565
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026		70,000	313,600
Synchronoss Technologies, Inc., 8.375%, 6/30/2026		118,133	2,047,245

TOTAL PREFERRED STOCKS (Identified Cost $6,466,054)			2,836,410

CORPORATE BONDS - 23.4%

Non-Convertible Corporate Bonds- 23.4%
Communication Services - 3.2%
Entertainment - 2.4%
MGI Media and Games Invest SE (Sweden) (3 mo. EURIBOR + 6.250%), 9.00%, 6/21/2026[3,4]	EUR	8,000,000	8,449,995
Warnermedia Holdings, Inc.,
(U.S. Secured Overnight Financing Index + 1.780%), 6.599%, 3/15/2024[3,4]		7,500,000	7,517,016
4.054%, 3/15/2029[4]		4,500,000	4,180,097
			20,147,108
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]		6,650,000	6,304,374

Total Communication Services			26,451,482

Consumer Discretionary - 1.8%
Automobiles - 0.6%
Hyundai Capital America, 5.75%, 4/6/20234		5,000,000	5,000,000

Broadline Retail - 1.2%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	2,731,124
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,866,430
Gaming Innovation Group plc (Malta) (3 mo. STIB + 8.500%), 11.764%, 6/11/2024 (Acquired 01/26/2022, cost $1,097,585)[3,5]	SEK	10,000,000	983,157

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Broadline Retail (continued)
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.96%, 5/5/2024 (Acquired 04/22/2021, cost $2,818,941)[3,5]	SEK	23,750,000	$2,293,727
			9,874,438
Total Consumer Discretionary			14,874,438

Consumer Staples - 0.7%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032		4,000,000	3,906,407

Food Products - 0.2%
Greenfood AB (Sweden) (3 mo. STIB + 7.000%), 9.96%, 11/4/2025 (Acquired 10/28/2021, cost $2,486,820)[3,5]	SEK	21,250,000	1,854,727

Total Consumer Staples			5,761,134

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]		8,187,319	7,413,703
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039		1,579,000	1,677,423
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[4]		2,200,000	2,107,144
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021-09/15/2021, cost $2,257,763)[5]		2,300,000	2,092,890
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		7,000,000	7,014,701

Total Energy			20,305,861

Financials - 4.9%
Banks - 3.4%
Bank of America Corp., (3 mo. LIBOR US + 0.760%), 5.626%, 9/15/2026[3]		3,561,000	3,490,752
JPMorgan Chase & Co., 8.00%, 4/29/2027		3,000,000	3,400,402
KeyBank NA, (U.S. Secured Overnight Financing Index + 0.340%), 5.189%, 1/3/2024[6]		5,000,000	4,911,126
Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.455%), 5.108%, 1/25/2024[6]		5,000,000	4,984,185
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023		3,735,000	3,690,812
The Goldman Sachs Group, Inc., (U.S. Secured Overnight Financing Rate + 1.390%), 6.209%, 3/15/2024[3]		7,500,000	7,514,040
			27,991,317

Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.3%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]		2,850,000	$2,519,703

Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,760,947

Financial Services - 1.0%
FS Energy & Power Fund, 7.50%, 8/15/2023[4]		3,685,000	3,679,849
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,169,166
Novedo Holding AB (Sweden) (3 mo. STIB + 6.500%), 9.707%, 11/26/2024 (Acquired 11/15/2021-03/30/2022, cost $2,935,885)[3,5]	SEK	26,250,000	2,408,515
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028[4]		1,375,000	1,372,032
			8,629,562
Total Financials			40,901,529

Industrials - 4.5%
Commercial Services & Supplies - 0.4%
Cartiga LLC, 8.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[5]		4,000,000	3,740,460

Electrical Equipment - 0.2%
Joetul AS (Norway) (3 mo. NIBOR + 6.950%), 10.22%, 10/6/2024[3]	NOK	23,000,000	2,191,958

Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[6]		1,500,000	1,413,917

Marine Transportation - 1.7%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,560,000	6,313,646
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]		7,600,000	7,667,125
			13,980,771
Passenger Airlines - 1.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]		3,611,110	3,661,764
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	3,008,172
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028		3,676,058	3,279,999
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026		3,393,501	3,195,932
			13,145,867
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	$1,717,038
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]		1,500,000	1,380,989
			3,098,027
Total Industrials			37,571,000

Information Technology - 0.6%
Software - 0.6%
Cabonline Group Holding AB (Sweden) (3 mo. STIB + 9.500%), 12.367%, 4/19/2026[3,4]	SEK	17,500,000	1,529,925
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 10.085%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[3,5]	SEK	34,000,000	3,206,887

Total Information Technology			4,736,812

Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,573,816
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[5,7]		5,870,000	587

Total Materials			1,574,403

Real Estate - 3.4%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026		4,320,000	3,705,087

Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032		5,500,000	4,446,094

Specialized REITs - 2.4%
Crown Castle, Inc., 3.15%, 7/15/2023		3,615,000	3,590,453
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,218,250)[5]		4,345,000	4,144,084
SBA Tower Trust,
2.836%, 1/15/2025[4]		3,500,000	3,314,160
1.884%, 1/15/2026[4]		2,750,000	2,482,608
6.599%, 1/15/2028[4]		6,110,000	6,442,888
			19,974,193
Total Real Estate			28,125,374

Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 1.6%
Electric Utilities - 1.2%
Alexander Funding Trust, 1.841%, 11/15/2023[4]	10,000,000	$9,693,199

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[4]	3,500,000	3,379,049

Total Utilities		13,072,248

TOTAL CORPORATE BONDS (Identified Cost $209,008,229)		193,374,281

ASSET-BACKED SECURITIES - 25.2%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	3,960,633
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 5.911%, 8/19/2038[3,4]	3,000,000	2,902,565
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	3,494,106	3,266,990
CarMax Auto Owner Trust, Series 2020- 4, Class A3, 0.50%, 8/15/2025	5,435,421	5,289,866
Carvana Auto Receivables Trust, Series 2020-P1, Class A4, 0.61%, 10/8/2026	5,788,000	5,449,253
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,700,277	3,358,091
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,805,013	1,628,818
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	1,733,844	1,501,856
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	1,886,633	1,736,924
CoreVest American Finance Trust,
Series 2019-1, Class A, 3.324%, 3/15/2052[4]	501,368	493,284
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	1,817,733	1,720,467
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,011,084	908,854
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,011,463	911,418
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[4]	3,499,674	3,446,208
Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,492,119
Series 2021-3A, Class C, 1.63%, 9/16/2030[4]	3,000,000	2,762,871
Series 2022-1A, Class A, 4.60%, 6/15/2032[4]	7,400,000	7,261,038
	SHARES/ PRINCIPAL AMOUNT1[1]	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	$4,670,608
Series 2023-1A, Class A2, 5.116%, 2/25/2053[4]	3,345,000	3,141,527
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,275,323
DT Auto Owner Trust, Series 2020-1A, Class C, 2.29%, 11/17/2025[4]	1,263,558	1,260,604
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 3.58%, 11/25/2038[4]	1,507,904	1,443,664
Series 2021-A, Class A, 1.80%, 11/25/2045[4]	1,815,229	1,582,056
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,238,652
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.220%), 5.948%, 5/16/2038[3,4]	3,000,000	2,919,948
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	3,089,243	2,632,721
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A1, 4.335%, 10/16/2023[4]	2,128,309	2,124,430
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	2,798,291
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	3,034,400
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[4]	1,750,000	1,548,750
ITE Rail Fund Levered LP, Series 2021- 3A, Class A, 2.21%, 6/28/2051[4]	5,532,493	4,806,020
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 6.009%, 2/15/2039[3,4]	3,500,000	3,306,428
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	355,498	346,489
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.550%), 6.234%, 12/13/2038[3,4]	2,000,000	1,901,694
Series 2021-FL2, Class B, (1 mo. LIBOR US + 1.900%), 6.584%, 12/13/2038[3,4]	3,000,000	2,830,423
LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $5,262,703)[5]	5,282,247	5,138,165
Libra Solutions LLC,
Series 2022-1A, Class A, 4.75%, 5/15/2034[4]	2,172,817	2,139,933
Series 2022-2A, Class A, 6.85%, 10/15/2034[4]	4,033,777	4,021,184
Series 2023-1A, Class A, 7.00%, 2/15/2035[4]	2,552,923	2,546,452

Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 5.355%, 6/25/2031[3]	3,533,707	$3,411,293
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 6.134%, 7/16/2040[3,4]	1,803,038	1,782,859
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 5.895%, 12/27/2066[3,4]	3,022,973	2,935,330
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 5.895%, 6/25/2069[3,4]	2,111,025	2,080,459
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	587,796	525,945
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	5,019,512	4,300,112
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	900,070	785,851
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	3,436,650	3,086,057
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	2,440,057	2,423,625
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	3,595,154	3,573,472
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	1,520,473	1,493,858
Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	4,650,000	4,278,673
Series 2023-1A, Class A2, 6.716%, 2/15/2031[4]	4,430,000	4,421,175
PEAR LLC,
Series 2020-1, Class A, 3.75%, 12/15/2032[4]	1,493,985	1,470,001
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $4,004,291)[5]	4,004,291	3,790,306
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $1,640,907)[5]	1,642,221	1,640,195
Series 2022-1, Class A2, 7.25%, 10/15/2034 (Acquired 10/14/2022, cost $2,414,000)[5]	2,500,000	2,442,749
Progress Residential Trust, Series 2019- SFR4, Class A, 2.687%, 10/17/2036[4]	3,795,204	3,636,341
Santander Drive Auto Receivables Trust,
Series 2020-2, Class C, 1.46%, 9/15/2025	91,301	91,183
Series 2020-3, Class C, 1.12%, 1/15/2026	2,078,485	2,069,567
Series 2020-4, Class C, 1.01%, 1/15/2026	2,042,878	2,023,695
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	5,699,840	4,941,096
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	2,378,923	2,205,175
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SMB Private Education Loan Trust, (continued)
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	1,379,290	$1,200,563
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,045,585
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	839,694	775,214
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,380,419	2,183,293
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.68%, 2/20/2046[4]	5,500,000	4,704,170
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[4,8]	136,964	134,257
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,8]	394,515	386,921
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,8]	522,045	500,053
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.845%, 10/25/2048[3,4]	1,193,906	1,187,624
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,223,255
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,135,329	1,897,407
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,867,710	1,595,093
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[4]	5,478,000	4,681,408
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,913,585	2,531,244
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	5,851,430
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,694,649

TOTAL ASSET-BACKED SECURITIES (Identified Cost $224,314,264)		208,800,200

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.8%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. LIBOR US + 1.350%), 6.111%, 1/18/2036[3,4]	3,000,000	2,865,918
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[4,8]	3,270,674	3,084,238
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,8]	2,578,809	2,257,061
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,8]	75,668	73,220

Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,8]	113,816	$96,244
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	78,259	76,343
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,256,253
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K030, Class X1 (IO), 0.365%, 4/25/2023[8]	3,297,532	129
Series K032, Class X1 (IO), 0.093%, 5/25/2023[8]	25,768,900	1,006
Series K106, Class X1 (IO), 1.354%, 1/25/2030[8]	53,740,586	3,916,816
GCAT Trust, Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[4,8]	9,385,208	8,818,510
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,8]	5,497,230	4,760,511
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,8]	3,383,727	2,933,335
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[3,4]	4,564,251	4,156,458
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[4,8]	9,158,682	8,266,067
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,9]	6,937,782	6,353,767
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[4,9]	4,333,826	4,128,105
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[4,9]	9,550,322	9,403,826
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,8]	340,110	321,725
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,8]	7,073,130	6,310,510
Metlife Securitization Trust, Series 2019- 1A, Class A, 3.75%, 4/25/2058[4,8]	797,498	755,416
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,8]	246,780	225,514
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,8]	352,698	327,205
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,8]	1,718,410	1,640,378
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]	2,153,014	1,941,295
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,8]	5,284,936	4,574,805
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4]	3,294,082	3,124,845
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	121,177	$106,375
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	1,273,265	1,108,376
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	121,003	108,374
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	142,647	128,213
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.155%, 11/15/2027[3,4]	1,777,115	1,228,616
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,8]	2,132,978	1,965,474
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,8]	71,272	65,805

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $94,821,085)		89,380,733

FOREIGN GOVERNMENT BONDS - 0.5%

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024
(Identified Cost $4,465,157)	4,500,000	4,307,894

MUNICIPAL BONDS - 0.4%

District of Columbia, Revenue Bond, 1.558%, 4/1/2023	520,000	520,000
Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	3,905,000	3,007,678

TOTAL MUNICIPAL BONDS (Identified Cost $4,574,261)		3,527,678

U.S. TREASURY SECURITIES - 30.7%

U.S. Treasury Notes - 30.7%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	20,997,914
0.375%, 8/15/2024	10,460,000	9,901,452
1.125%, 1/15/2025	43,875,000	41,561,280
2.25%, 11/15/2027	44,305,000	41,639,777
2.75%, 2/15/2028	26,155,000	25,098,583
2.875%, 5/15/2028	68,425,000	65,939,248
2.875%, 8/15/2028	25,475,000	24,519,688
3.125%, 11/15/2028	25,385,000	24,728,560

TOTAL U.S. TREASURY SECURITIES (Identified Cost $253,421,367)		254,386,502

Investment Portfolio - March 31, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 0.2%

Mortgage-Backed Securities - 0.2%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,318	$1,311
Pool #MA0115, UMBS, 4.50%, 7/1/2029	25,986	25,766
Pool #MA1834, UMBS, 4.50%, 2/1/2034	116,236	116,723
Pool #995876, UMBS, 6.00%, 11/1/2038	204,612	216,606
Pool #AW5338, UMBS, 4.50%, 6/1/2044	476,481	474,527
Pool #AS3878, UMBS, 4.50%, 11/1/2044	326,392	326,862
Pool #BE7845, UMBS, 4.50%, 2/1/2047	81,223	81,081
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	114	113
Pool #C91359, 4.50%, 2/1/2031	72,327	72,697
Pool #D98711, 4.50%, 7/1/2031	216,431	217,539
Pool #C91746, 4.50%, 12/1/2033	158,414	159,315
Pool #G05900, 6.00%, 3/1/2040	35,923	38,068

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $1,798,913)		1,730,608

SHORT-TERM INVESTMENT - 6.2%

Dreyfus Government Cash Management, Institutional Shares, 4.71%[10]
(Identified Cost $51,522,082)	51,522,082	51,522,082

TOTAL INVESTMENTS - 98.3% (Identified Cost $851,680,137)		813,732,563
OTHER ASSETS, LESS LIABILITIES - 1.7%		14,079,725
NET ASSETS - 100%		$827,812,288

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2023
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
1,550	U.S. Treasury Notes (2 Year)	CME	June 2023	320,002,345	$3,475,791

TOTAL LONG POSITIONS					$3,475,791

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2023
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
105	Japanese Bonds (10 Year)	OSE	June 2023	117,135,003	$(2,130,541)
650	U.S. Ultra Treasury Bonds (10 Year)	CME	June 2023	78,741,409	(2,480,868)

TOTAL SHORT POSITIONS					$(4,611,409)

Investment Portfolio - March 31, 2023

(unaudited)

CME - Chicago Mercantile Exchange

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

OSE - Osaka Exchange

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of March 31, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $351,058,465, which represented 42.4% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2023 was $33,736,449, or 4.1% of the Series’ Net Assets.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2023.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2023.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2023.

10Rate shown is the current yield as of March 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$3,866,175	$—	$—	$3,866,175
Preferred securities:
Information Technology	2,836,410	2,836,410	—	—

Investment Portfolio - March 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$256,117,110	$—	$256,117,110	$—
States and political subdivisions (municipals)	3,527,678	—	3,527,678	—
Corporate debt:
Communication Services	26,451,482	—	26,451,482	—
Consumer Discretionary	14,874,438	—	14,874,438	—
Consumer Staples	5,761,134	—	5,761,134	—
Energy	20,305,861	—	20,305,861	—
Financials	40,901,529	—	40,901,529	—
Industrials	37,571,000	—	37,571,000	—
Information Technology	4,736,812	—	4,736,812	—
Materials	1,574,403	—	1,574,403	—
Real Estate	28,125,374	—	28,125,374	—
Utilities	13,072,248	—	13,072,248	—
Asset-backed securities	208,800,200	—	208,800,200	—
Commercial mortgage-backed securities	89,380,733	—	89,380,733	—
Foreign government bonds	4,307,894	—	4,307,894	—
Short-Term Investment	51,522,082	51,522,082	—	—
Other financial instruments:*
Interest rate contracts	3,475,791	3,475,791	—	—
Total assets	817,208,354	57,834,283	755,507,896	3,866,175
Liabilities:
Other financial instruments:*
Interest rate contracts	(4,611,409)	(4,611,409)	—	—
Total liabilities	(4,611,409)	(4,611,409)	—	—
Total	$812,596,945	$53,222,874	$755,507,896	$3,866,175

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.